Proportionate Share Of Income (Loss) From Evertec Minority Interest Table (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Equity method investments, share in EVERTEC's net income	$ 33,769	$ 9,863	$ 17,695
E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Equity method investments, share in EVERTEC's net income	13,936	574
Intercompany Income (Loss) Eliminations	(52,218)	(15,438)
Income (Loss) From Equity Method Investments Net Of Intercompany Income (Loss) Eliminations	$ (38,282)	$ (14,864)